SHAREHOLDERS' DEFICIT (Details)			2 Months Ended	3 Months Ended	12 Months Ended
	May 01, 2025 shares	Nov. 12, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2026 Vote $ / shares shares	Dec. 31, 2025 Vote $ / shares shares	Jun. 05, 2026 $ / shares	Dec. 07, 2025 $ / shares	May 02, 2025 shares	Mar. 31, 2025 shares	Dec. 31, 2023 shares
SHAREHOLDERS' DEFICIT
Ordinary shares, authorized (in shares)			32,000,000	32,000,000	32,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.00001
Ordinary shares, shares issued (in shares)			5,016,051	5,068,690	5,039,438
Ordinary shares, outstanding (in shares)			5,016,051	5,068,690	5,039,438
Temporary shares, shares outstanding (in shares)			18,349,937	18,349,937	18,349,937				18,349,937	18,349,937
Cartesian Growth Corporation III
SHAREHOLDERS' DEFICIT
Preference shares, shares authorized (in shares)			1,000,000	1,000,000	1,000,000
Preference shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares outstanding (in shares)			0	0	0
Preference shares, shares issued (in shares			0	0	0
Aggregate capital contributions | $			$ 25,000
Post Business Combination Entity | Cartesian Growth Corporation III
SHAREHOLDERS' DEFICIT
Common stock conversion ratio				1	1
Issued and outstanding shares of public offering, percentage				20.00%	20.00%
Number of voting right per share (in vote) | Vote				1	1
Minimum percentage of ordinary shares voted for appointments of Directors				50.00%	50.00%
Minimum percentage of votes required to amends the provisions of Article				90.00%	90.00%
Class A ordinary shares | Cartesian Growth Corporation III
SHAREHOLDERS' DEFICIT
Ordinary shares, authorized (in shares)			200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Class A ordinary shares | Subsequent Event
SHAREHOLDERS' DEFICIT
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.00001
Class A ordinary shares subject to redemption | Cartesian Growth Corporation III
SHAREHOLDERS' DEFICIT
Temporary shares, shares outstanding (in shares)			0	27,600,000	27,600,000
Class A ordinary shares not subject to redemption | Cartesian Growth Corporation III
SHAREHOLDERS' DEFICIT
Ordinary shares, shares issued (in shares)			0	0	0
Ordinary shares, outstanding (in shares)			0	0	0
Class B ordinary shares | Cartesian Growth Corporation III
SHAREHOLDERS' DEFICIT
Ordinary shares, authorized (in shares)			20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)			6,900,000	6,900,000	6,900,000
Ordinary shares, outstanding (in shares)			6,900,000	6,900,000	6,900,000
Class B ordinary shares | Subsequent Event
SHAREHOLDERS' DEFICIT
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.00001
Class B ordinary shares | Sponsor | Founder Shares | Cartesian Growth Corporation III
SHAREHOLDERS' DEFICIT
Number of share issued (in shares)	1,150,000	5,750,000
Ordinary shares, outstanding (in shares)	6,900,000
Aggregate capital contributions | $		$ 25,000
Price per unit | $ / shares		$ 0.004
Number of shares not subject to forfeiture by sponsor								900,000